Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of financing receivables
A summary of financing receivables included in the consolidated balance sheets as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(in millions)
Retail	$9,257	$9,218
Wholesale	9,127	10,081
Other	73	129
Total	$18,457	$19,428

Schedule of maturities of financing receivables	Contractual maturities of financing receivables as of December 31, 2020 are as follows:

Amount
(in millions)
2021	$11,529
2022	2,535
2023	1,978
2024	1,306
2025	813
2026 and thereafter	296
Total	$18,457

Schedule of aging of receivables
The aging of financing receivables as of December 31, 2020 and 2019 is as follows (in millions):

	2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127

The above aging table is not necessarily reflective of the potential credit risk in the portfolio due to payment schedule changes granted by the Company and government stimulus policies benefiting the Company's dealers and end-use customers.

	2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081

Schedule of allowance for credit loss
Allowance for credit losses activity for the three years ended December 31, 2020, 2019 and 2018 is as follows (in millions):

	December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	$(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending balance	$381	$174

At December 31, 2020, the allowance for credit losses includes a build of reserves primarily due to the expectation of deteriorating credit conditions related to the COVID-19 pandemic and the adoption of ASC 326. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general and administrative expenses.

	December 31, 2019
	Retail	Wholesale
Opening balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign currency translation and other	(20)	1
Ending balance	$299	$159

	December 31, 2018
	Retail	Wholesale
Opening balance	$383	$200
Provision	53	(5)
Charge-offs, net of recoveries	(85)	(15)
Foreign currency translation and other	(25)	(16)
Ending balance	$326	$164

Schedule of carrying amount of restricted assets
At December 31, 2020 and 2019, the carrying amount of such restricted receivables included in financing receivables above are the following (in millions):

	2020	2019
Retail note and finance lease receivables	$6,224	$6,340
Wholesale receivables	7,011	7,266
Total	$13,235	$13,606